Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2018
VESSELS, NET [Abstract]
Vessels, Net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2016	$1,354,298	$(317,092)	$1,037,206
Additions	158,241	(56,210)	102,031
Disposals	(26,233)	18,688	(7,545)
Vessel impairment losses	(66,228)	33,551	(32,677)

Balance December 31, 2017	$1,420,078	$(321,063)	$1,099,015
Additions	36,271	(27,240)	9,031
Vessel impairment losses (see Note 5)	(51,187)	15,431	(35,756)
Transfer to vessels held for sale (see Note 5)	(67,000)	—	(67,000)

Balance June 30, 2018	$1,338,162	$(332,872)	$1,005,290